Pension and Savings Plans (Details 3) - Pension Plan [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Weighted-average assumptions used to determine benefit obligations
Discount rate		4.15%	4.95%
Measurement date		Dec. 31, 2014	Dec. 31, 2013
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate		4.95%	4.10%	5.00%
Expected long-term return on plan assets	6.25%	6.85%	7.75%	8.00%
Measurement date		December 31, 2013	December 31, 2012	December 31, 2011